Condensed Consolidated Statements of Changes in Redeemable Non-Controlling Interest, Redeemable Preferred Non-Controlling Interest and Stockholders' (Deficit) Equity (Unaudited) - USD ($)
$ in Thousands
	Legacy Series A-1 Previously Reported Preferred Units	Legacy Series A-1 Preferred Units	Class A Previously Reported common stock	Class A common stock	Class D Previously Reported common stock	Class D common stock	Previously Reported Legacy Common Units	Previously Reported Additional paid-in capital	Previously Reported Accumulated deficit	Previously Reported Other comprehensive income	Previously Reported Non- redeemable non- controlling interests	Previously Reported Mezzanine Equity Redeemable Preferred non-controlling interests	Previously Reported Mezzanine Equity Redeemable non-controlling interests	Previously Reported Redeemable non-controlling interests	Previously Reported	Legacy Common Units	Additional paid-in capital	Accumulated deficit	Other comprehensive income	Non- redeemable non- controlling interests	Mezzanine Equity Redeemable Preferred non-controlling interests	Mezzanine Equity Redeemable non-controlling interests	Redeemable non-controlling interests	Total
Balance, as previously reported (in Shares) at Dec. 31, 2020							986
Balance, as previously reported at Dec. 31, 2020							$ 49,170		$ (25,396)		$ 6,685				$ 30,459
Retroactive application of recapitalization (in Shares)					142,377,450		(986)
Retroactive application of recapitalization					$ 14		$ (49,170)		25,396					$ 23,760	(23,760)
Balance, as adjusted (in Shares)						142,377,450
Balance, as adjusted						$ 14														$ 6,685			$ 23,760	$ 6,699
Issuance of non-redeemable non-controlling interest																				6,223			3,808	6,223
Contributions from redeemable non-controlling interests																							1,766
Distributions to redeemable non-controlling interests																							(2,103)
Net loss																				(88)			(427)	(88)
Stock-based compensation																							160
Balance at Mar. 31, 2021						$ 14														12,820			26,964	12,834
Balance (in Shares) at Mar. 31, 2021						142,377,450
Issuance of non-redeemable non-controlling interest																				5,171				5,171
Contributions from redeemable non-controlling interests																							5,756
Distributions to redeemable non-controlling interests																							(1,592)
Net loss																				(110)			18,802	(110)
Stock-based compensation																							160
Balance at Jun. 30, 2021						$ 14														17,881			50,090	17,895
Balance (in Shares) at Jun. 30, 2021						142,377,450
Issuance of non-redeemable non-controlling interest																				27,545			(4,523)	27,545
Contributions from redeemable non-controlling interests																							397
Net loss																				(216)			989	(216)
Stock-based compensation																							159
Balance at Sep. 30, 2021						$ 14														45,210			$ 47,112	45,224
Balance (in Shares) at Sep. 30, 2021						142,377,450
Balance, as previously reported (in Shares) at Dec. 31, 2021	300,000						1,000
Balance, as previously reported at Dec. 31, 2021	$ 30,210						$ 47,592		15,967		1,188				64,747									1,202
Retroactive application of recapitalization (in Shares)	(300,000)				144,399,037		(1,000)
Retroactive application of recapitalization	$ (30,210)				$ 14		$ (47,592)		(15,967)			30,210	63,545		(63,545)
Balance, as adjusted (in Shares)					144,399,037
Balance, as adjusted					$ 14						1,188	30,210	63,545		1,202
Net loss											(242)		(4,225)		(242)
Proceeds from non-redeemable non-controlling interest											5,738		(95)		5,738
Amortization on payment to acquire non-redeemable non-controlling interest													(91)
Issuance of Redeemable preferred non-controlling interest, net of issuance costs												25,000	(267)
Stock-based compensation													160
Paid-in-kind preferred dividend												717	(717)
Balance at Mar. 31, 2022					$ 14						$ 6,684	$ 55,927	$ 58,310		$ 6,698
Balance (in Shares) at Mar. 31, 2022					144,399,037
Net loss																				(257)		$ (85)		(257)
Redeemable preferred non-controlling interest issuance, net of issuance costs																					75,000
Proceeds from non-redeemable non-controlling interest																				11,211		47		11,211
Amortization on payment to acquire non-redeemable non-controlling interest																						(92)
Stock-based compensation																						160
Paid-in-kind preferred dividend																					1,718	(1,718)
Balance at Jun. 30, 2022						$ 14														17,638	132,645	56,622		17,652
Balance (in Shares) at Jun. 30, 2022						144,399,037
Net loss																		(815)		(325)		6,509		(1,140)
Unrealized gain on cash flow hedges																			178			1,011		178
Issuance of common stock from the reverse recapitalization and PIPE Investments, net of warrant liability, put option and earnout liability				$ 2													68,255							68,257
Issuance of common stock from the reverse recapitalization and PIPE Investments, net of warrant liability, put option and earnout liability (in Shares)				22,611,857
Conversion of Convertible Note Payable to common shares																	30,595							30,595
Conversion of Convertible Note Payable to common shares (in Shares)				3,059,533
Change in redemption value of Redeemable non-controlling interests																	(95,711)	(1,065,012)				1,160,723		(1,160,723)
Proceeds from non-redeemable non-controlling interest																	(3,158)			9,361				6,203
Stock-based compensation																	19					140		19
Paid-in-kind preferred dividend																		(310)			2,658	(2,348)		(310)
Balance at Sep. 30, 2022				$ 2		$ 14												$ (1,066,137)	$ 178	$ 26,674	$ 135,303	$ 1,222,657		$ (1,039,269)
Balance (in Shares) at Sep. 30, 2022				25,671,390		144,399,037